Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Tax loss carryforwards	$ 31,745	$ 28,201
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory Income Tax Rate	16.50%	16.50%	16.50%
PRC [Member]
Income Tax Contingency [Line Items]
Statutory Income Tax Rate	25.00%	25.00%	25.00%
Statutory withholding tax rate	10.00%	10.00%	10.00%
Tax arrangements between the PRC government and the government of other jurisdiction	5.00%	5.00%	5.00%
Undistributed earnings from subsidiaries	$ 330	$ 305
Estimated foreign withholding taxes that would be due if these earnings were remitted as dividends	$ 17	$ 31